EMPLOYEE-RELATED BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Schedule of current and long-term employee-related benefits

	At December 31,
	2022	2021
Current:
Accrued payroll and withholding taxes	$310	$339
Workers’ participation and other bonuses	56	18
Other post-retirement benefit plans	6	6
Accrued severance	4	2
Employee pension benefits	3	4
Other employee-related payables	20	17
	$399	$386
Non-current:
Accrued severance	$208	$278
Other post-retirement benefit plans	60	78
Employee pension benefits	38	45
Other employee-related payables	36	38
	$342	$439

Schedule of reconciliation of changes in the obligations and fair value of pension and other benefits
The following tables provide a reconciliation of changes in the plans’ benefit obligations and assets’ fair values for 2022 and 2021:

	Pension Benefits		Other Benefits
	2022	2021	2022	2021
Change in benefit obligation:
Benefit obligation at beginning of year	$1,040	$1,117	$84	$90
Service cost	15	15	1	1
Interest cost	19	30	3	3
Actuarial loss (gain)	(178)	(32)	(19)	(6)
Settlement payments	(557)	(13)	—	—
Foreign currency exchange (gain) loss	(3)	—	—	—
Benefits paid	(25)	(77)	(3)	(4)
Projected benefit obligation at end of year	$311	$1,040	$66	$84
Accumulated benefit obligation	$294	$1,017	$66	$84
Change in fair value of assets:
Fair value of assets at beginning of year	$1,014	$986	$—	$—
Actual return (loss) on plan assets	(125)	77	—	—
Employer contributions	7	41	3	4
Foreign currency exchange (gain) loss	(3)	—	—	—
Settlement payments	(557)	(13)	—	—
Benefits paid	(25)	(77)	(3)	(4)
Fair value of assets at end of year	$311	$1,014	$—	$—
(Unfunded) funded status, net:	$—	$(26)	$(66)	$(84)
Amounts recognized in the Consolidated Balance Sheets:
Other non-current assets	$41	$23	$—	$—
Employee-related benefits, current	(3)	(4)	(6)	(6)
Employee-related benefits, non-current	(38)	(45)	(60)	(78)
Net amounts recognized	$—	$(26)	$(66)	$(84)

Defined benefit plan, plan with accumulated benefit obligation in excess of plan assets	The following table provides information for the Company's defined benefit pensions plans that had aggregate accumulated benefit obligations in excess of plan assets at December 31:

	Pension Benefits (1)
	2022	2021
Accumulated benefit obligation	$37	$43
Projected benefit obligation	$42	$50
Fair value of plan assets	$1	$1
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(1)Information for other benefit plans with an accumulated benefit obligations in excess of plan assets has not been included as all of the other benefit plans are unfunded.

Schedule of net pension and other employee benefit amounts recognized in the consolidated balance sheets
The following table provides the net pension and other benefits amounts recognized in Accumulated other comprehensive income (loss):

	Pension Benefits		Other Benefits
	At December 31,		At December 31,
	2022	2021	2022	2021
Accumulated other comprehensive income (loss):
Net actuarial gain (loss)	$(76)	$(240)	$29	$11
Prior service credit	12	17	1	2
	(64)	(223)	30	13
Less: Income taxes	13	46	(6)	(2)
Total	$(51)	$(177)	$24	$11

Schedule of components of the net periodic pension and other benefits costs
The following table provides components of the total benefit cost (income), inclusive of the net periodic pension and other benefits costs (credits):

	Pension Benefit Costs (Credits)			Other Benefit Costs (Credits)
	Years Ended December 31,			Years Ended December 31,
	2022	2021	2020	2022	2021	2020
Pension benefit cost (income), net: (1)
Service cost	$15	$15	$17	$1	$1	$1
Interest cost	19	30	36	3	3	3
Expected return on plan assets	(35)	(59)	(61)	—	—	—
Amortization, net	2	29	29	(3)	(2)	(1)
Net periodic benefit cost (income)	$1	$15	$21	$1	$2	$3
Settlement cost	137	4	92	—	—	—
Total benefit cost (income)	$138	$19	$113	$1	$2	$3
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(1)Service costs are included in Costs applicable to sales or General and administrative and the other components of benefit costs are included in Other income (loss), net.
Schedule of components recognized in Other comprehensive income (loss)
The following table provides the components recognized in Other comprehensive income (loss):

	Pension Benefits			Other Benefits
	Years Ended December 31,			Years Ended December 31,
	2022	2021	2020	2022	2021	2020
Net loss (gain)	$(20)	$(48)	$60	$(20)	$(5)	$4
Amortization, net	(2)	(29)	(29)	3	2	1
Settlements	(137)	(4)	(92)	—	—	—
Total recognized in other comprehensive income (loss)	$(159)	$(81)	$(61)	$(17)	$(3)	$5
Total benefit cost (credit) and other comprehensive income (loss)	$(21)	$(62)	$52	$(16)	$(1)	$8

Schedule of significant assumptions used in measuring the benefit obligation and net periodic pension benefit cost
The significant assumptions used in measuring the Company’s Total benefit cost (income) and other comprehensive income (loss) were discount rate and expected return on plan assets:

	Pension Benefits			Other Benefits
	Years Ended December 31,			Years Ended December 31,
	2022	2021	2020	2022	2021	2020
Weighted average assumptions used in measuring the net periodic benefit cost:
Discount rate (1)	4.09%	2.77%	3.49%	3.03%	2.70%	3.49%
Expected return on plan assets	6.75%	6.75%	6.75%	N/A	N/A	N/A
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(1)Total benefit cost (income) and other comprehensive income (loss) for the Company's U.S. qualified defined benefit pension plan was remeasured due to the settlement accounting required from the retiree annuity purchase on March 25, 2022. The discount rate used for determining the Total benefit cost (income) and other comprehensive income (loss) reflected 3.03% from January 1, 2022 through March 25, 2022 and 4.09% from March 26, 2022 through December 31, 2022.

Schedule of target and actual asset allocations	The following is a summary of the target asset allocations for 2022 and the actual asset allocation at December 31, 2022.

Asset Allocation	Target	Actual at December 31, 2022
U.S. equity investments	11%	10%
International equity investments	12%	12%
World equity fund (U.S. and International equity investments)	20%	19%
High yield fixed income investments	4%	4%
Fixed income investments	45%	44%
Cash equivalents	—%	1%
Other	8%	10%

Schedule of plan assets at fair value	The following table sets forth the Company’s pension plan assets measured at fair value:

	Fair Value at December 31,
	2022	2021
Cash and cash equivalents	$3	$4
Commingled funds	308	1,010
Total	$311	$1,014

Schedule of expected benefit payments	Benefit payments expected to be paid to plan participants are as follows:

	Pension Plan	Other Benefits Plan
2023	$17	$6
2024	$18	$6
2025	$18	$6
2026	$21	$6
2027	$22	$6
2028 through 2032	$125	$27